Intangible Assets (Composition) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		$ 852
Balance as of end of period		873	$ 852
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		1,333	1,319
Additions		35	33
Disposals		(1)
Adjustment to PPA	[1]		5
Translation differences		37	(24)
Balance as of end of period		1,404	1,333
Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		(481)	(452)
Amortization for the year		(42)	(40)
Translation differences		(8)	11
Balance as of end of period		(531)	(481)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		507
Balance as of end of period		530	507
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		526	522
Additions		0	0
Disposals		0
Adjustment to PPA	[1]		5
Translation differences		23	(1)
Balance as of end of period		549	526
Goodwill [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		(19)	(20)
Amortization for the year		0	0
Translation differences		0	1
Balance as of end of period		(19)	(19)
Concessions and mining rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		125
Balance as of end of period		120	125
Concessions and mining rights [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		210	215
Additions		1	2
Disposals		0
Adjustment to PPA	[1]		0
Translation differences		0	(7)
Balance as of end of period		211	210
Concessions and mining rights [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		(85)	(80)
Amortization for the year		(6)	(6)
Translation differences		0	1
Balance as of end of period		(91)	(85)
Trademarks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		50
Balance as of end of period		49	50
Trademarks [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		84	88
Additions		0	0
Disposals		0
Adjustment to PPA	[1]		0
Translation differences		2	(4)
Balance as of end of period		86	84
Trademarks [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		(34)	(34)
Amortization for the year		(2)	(2)
Translation differences		(1)	2
Balance as of end of period		(37)	(34)
Technology / patents [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		48
Balance as of end of period		53	48
Technology / patents [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		108	97
Additions		8	9
Disposals		0
Adjustment to PPA	[1]		6
Translation differences		3	(4)
Balance as of end of period		119	108
Technology / patents [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		(60)	(58)
Amortization for the year		(5)	(5)
Translation differences		(1)	3
Balance as of end of period		(66)	(60)
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		50
Balance as of end of period		40	50
Customer relationships [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		194	203
Additions		0	0
Disposals		0
Adjustment to PPA	[1]		(6)
Translation differences		6	(3)
Balance as of end of period		200	194
Customer relationships [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		(144)	(131)
Amortization for the year		(12)	(15)
Translation differences		(4)	2
Balance as of end of period		(160)	(144)
Computer application [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		60
Balance as of end of period		71	60
Computer application [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		142	124
Additions		24	20
Disposals		(1)
Adjustment to PPA	[1]		0
Translation differences		1	(2)
Balance as of end of period		166	142
Computer application [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		(82)	(74)
Amortization for the year		(12)	(9)
Translation differences		(1)	1
Balance as of end of period		(95)	(82)
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		12
Balance as of end of period		10	12
Other [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		69	70
Additions		2	2
Disposals		0
Adjustment to PPA	[1]		0
Translation differences		2	(3)
Balance as of end of period		73	69
Other [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		(57)	(55)
Amortization for the year		(5)	(3)
Translation differences		(1)	1
Balance as of end of period		$ (63)	$ (57)

[1]	In July 2022, the Company completed the ADS’s Purchase Price Allocation (PPA).